Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory [Line Items]
Finished goods	¥ 51,293	¥ 42,599
Raw materials	39,993	30,839
Work in process	28,926	23,526
Supplies and other	3,669	2,862
Inventories	¥ 123,881	¥ 99,826